Goodwill and Intangible Assets, Additional Information (Detail)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average remaining useful life for intangible assets	2 years 1 month 6 days	2 years 8 months 12 days